Employee benefit plans - Changes in Other Comprehensive Income (Loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Pensions | United States
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ (99)
Recognition of prior years’ net (loss) gain	(31)
Prior service cost arising during the period	0
Total recognized in other comprehensive (income) loss (before tax effects)	(130)
Pensions | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	22
Recognition of prior years’ net (loss) gain	5
Prior service cost arising during the period	42
Total recognized in other comprehensive (income) loss (before tax effects)	69
Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	4
Recognition of prior years’ net (loss) gain	(4)
Prior service cost arising during the period	0
Total recognized in other comprehensive (income) loss (before tax effects)	$ 0